CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
OPERATING REVENUES	$ 588,117	$ 589,009	$ 468,101
OPERATING EXPENSES:
Voyage expenses	(11,770)	(13,503)	(10,765)
Vessel operating expenses	(122,074)	(123,356)	(119,127)
Depreciation	(137,414)	(143,938)	(106,178)
Amortization of deferred drydocking and special survey costs	(5,482)	(6,070)	(5,800)
Impairment loss	(19,004)	(129,630)
General and administrative expenses	(19,458)	(20,379)	(21,028)
(Loss)/gain on sale of vessels	(449)	830
Income from operations	272,466	152,963	205,203
OTHER INCOME (EXPENSES):
Interest income	2,210	1,642	1,304
Interest expense	(91,185)	(87,340)	(55,124)
Other finance expenses	(20,120)	(18,107)	(14,581)
Other income/(expenses), net	302	811	(1,986)
Net unrealized and realized losses on derivatives	(126,150)	(155,173)	(121,379)
Total Other Expenses, net	(234,943)	(258,167)	(191,766)
Net Income/(Loss)	$ 37,523	$ (105,204)	$ 13,437
EARNINGS/(LOSS) PER SHARE
Basic and diluted net income/(loss) per share (in dollars per share)	$ 0.34	$ (0.96)	$ 0.12
Basic and diluted weighted average number of shares (in shares)	109,654,199	109,612,737	109,045,468